Goodwill and other intangible assets (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure of intangible assets material to entity [line items]
Summary of goodwill and intangible asset

		Customer‑	Network‑
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2023	885,639	1,031,366	175,290	30,588	29,244	2,152,127
Additions during the year	—	—	—	3,007	12,110	15,117
Additions through business combinations (note 26)(a)	—	2,224	766	—	—	2,990
Disposals	—	(16,219)	(1,758)	(117)	(14,928)	(33,022)
Effects of movement in exchange rates	(134,613)	(119,291)	(13,619)	(45)	(4,670)	(272,238)
Reclassified to assets held for sale	—	—	—	—	(271)	(271)
At December 31, 2023	751,026	898,080	160,679	33,433	21,485	1,864,703

At January 1, 2024	751,026	898,080	160,679	33,433	21,485	1,864,703
Additions during the period	—	—	—	—	234	234
Disposals	—	—	—	—	(5,400)	(5,400)
Effects of movement in exchange rates	(68,110)	(71,676)	(8,820)	(1,516)	(1,197)	(151,319)
At March 31, 2024	682,916	826,404	151,859	31,917	15,122	1,708,218

Accumulated amortization and impairment
At January 1, 2023	122,251	159,402	27,576	9,076	21,331	339,636
Charge for the year	—	34,044	7,217	6,288	2,834	50,383
Disposals	—	(16,219)	(1,758)	(117)	(13,328)	(31,422)
Effects of movement in exchange rates	9,477	(43,850)	(7,335)	351	(4,827)	(46,184)
Reclassified to assets held for sale	—	—	—	—	(38)	(38)
At December 31, 2023	131,728	133,377	25,700	15,598	5,972	312,375

At January 1, 2024	131,728	133,377	25,700	15,598	5,972	312,375
Charge for the period	—	7,360	1,525	1,008	1,107	11,000
Disposals	—	—	—	—	(5,400)	(5,400)
Impairment charge for the year	87,894	—	—	886	—	88,780
Effects of movement in exchange rates	(4,697)	(19,282)	(3,362)	(534)	(650)	(28,525)
At March 31, 2024	214,925	121,455	23,863	16,958	1,029	378,230

Net book value
At December 31, 2023	619,298	764,703	134,979	17,835	15,513	1,552,328
At March 31, 2024	467,991	704,949	127,996	14,959	14,093	1,329,988
(a)	Includes subsequent asset acquisitions on business combination transactions.

IHS Latam Group
Disclosure of intangible assets material to entity [line items]
Schedule of scenarios that would increase the impairment charge recognised

	1% increase	1% decrease	15% decrease
	in post tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'000	$'000	$'000
March 31, 2024
IHS Latam Tower businesses	165,663	103,808	110,944